Borrowings - LIBOR linked borrowings (Details) $ in Millions	Jun. 30, 2022 USD ($)
Geita RCF ($143m)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 150
Borrowings, adjustment to interest rate basis	6.70%
Geita RCF ($143m) | Financial liabilities at amortised cost
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 63
Geita RCF ($143m) | Financial liabilities at amortised cost | Repayable within one year
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	0
Geita RCF ($143m) | Financial liabilities at amortised cost | Repayable within one to two years
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	0
Unsecured $150 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings maximum, Tanzanian Shilling facility	$ 87
Tanzanian Shilling components of unsecured $150 million multicurrency facility
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	12.50%